Note Payable (Details Narrative) (10-K) € in Thousands				3 Months Ended	12 Months Ended
	Apr. 30, 2019 EUR (€) Integer	Mar. 31, 2019 EUR (€) Integer	Sep. 30, 2018 EUR (€) Integer	Mar. 31, 2019 EUR (€) shares	Dec. 31, 2019 USD ($) shares	Mar. 31, 2021 EUR (€)	Mar. 31, 2020 USD ($)	Mar. 02, 2020 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Oct. 31, 2015
Interest rate												5.00%
Accrued interest					$ 85,000		$ 102,000		$ 45,000
Number of shares acquired | shares				18,935
Debt face amount					375,000		$ 10,050,000		$ 889,000
Note Payable [Member] | Stock Access Holdings [Member] | Facebank AG and Nexway AG [Member]
Notes payable					18,760,000
Interest rate		7.00%		7.00%
Debt instrument, maturity date		Mar. 31, 2024
Interest note description		Interest on the notes is payable semiannually on September 30 and March 31.
Trading days | Integer		90
Note Payable [Member] | Stock Access Holdings [Member] | Facebank AG and Nexway AG [Member] | EUR [Member]
Debt face amount | €		€ 20,000		€ 20,000
Note Payable [Member] | Stock Access Holdings [Member] | Facebank AG and Nexway AG [Member] | EUR [Member] | Bond Agreement [Member]
Debt face amount | €		€ 5,000		€ 5,000
Note Payable [Member] | Stock Access Holdings [Member] | Facebank AG and Nexway AG [Member] | EUR [Member] | Subsequent Event [Member]
Debt face amount | €						€ 3,000		€ 2,000
Note Payable [Member] | Highlight Finance Corp [Member] | Facebank AG and Nexway AG [Member]
Notes payable					14,530,000
Interest rate	4.00%
Debt instrument, maturity date	Apr. 30, 2024
Interest note description	Interest on the notes is payable semiannually on April 30 and October 31.
Trading days | Integer	5
Note Payable [Member] | Highlight Finance Corp [Member] | Facebank AG and Nexway AG [Member] | EUR [Member]
Debt face amount | €	€ 15,000
Note Payable [Member] | Nexway SAS [Member] | Facebank AG and Nexway AG [Member]
Notes payable					86,100,000
Interest rate			6.50%							1.90%	1.90%
Debt instrument, maturity date			Sep. 30, 2023
Accrued interest										$ 42,857,000
Interest note description			Interest is payable semiannually on March 10 and September 10.
Trading days | Integer			90
Secured bonds percentage			100.00%
Note Payable [Member] | Nexway SAS [Member] | Facebank AG and Nexway AG [Member] | July 2021 [Member]
Redemption rate percenatge			97.00%
Note Payable [Member] | Nexway SAS [Member] | Facebank AG and Nexway AG [Member] | EUR [Member]
Notes payable | €											€ 300,000
Debt face amount | €			€ 7,500								€ 1,200
Note Payable [Member] | Evolution AI Corporation [Member]
Notes payable					$ 2,700,000
Interest rate					10.00%
Debt instrument, maturity date					Oct. 01, 2018
Accrued interest					$ 1,300,000
Number of shares acquired | shares					15,000,000
Note Payable [Member] | Evolution AI Corporation [Member] | Series X Convertible Preferred Stock [Member]
Conversion of Convertible Preferred Stock | shares					10,000,000